Property, leasehold improvements and equipment	12 Months Ended
Dec. 31, 2020
Property, leasehold improvements and equipment
Property, leasehold improvements and equipment

9.           Property, leasehold improvements and equipment

Property, leasehold improvements and equipment are as follows:

	December 31,
	2020		2019		2018
Net carrying value:
Land (see note 10)	Ps.	1,709,508	Ps.	1,709,508	Ps.	1,709,508
Leasehold improvements		854,829		786,085		783,221
Machinery and equipment		72,867		83,611		99,194
Furniture and office equipment		27,940		35,105		42,674
Transportation equipment		287		1,555		25,326
Computer equipment		2,838		2,212		4,930
Construction in progress for leasehold improvements		32,200		29,025		5,409
	Ps.	2,700,469	Ps.	2,647,101	Ps.	2,670,262

													Construction
					Machinery		Furniture						in progress of
			Leasehold		and		and office		Transportation		Computer		leasehold
Cost	Land		improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2018	Ps.	1,709,508	Ps.	825,481	Ps.	201,114	Ps.	153,355	Ps.	61,043	Ps.	67,697	Ps.	22,341	Ps.	3,040,539
Acquisitions		—		53,347		2,293		5,444		1,038		1,102		104,038		167,262
Disposals		—		—		(321)		—		—		(666)		—		(987)
Transfers		—		120,970		—		—		—		—		(120,970)		—
Other		—		—		(127)		(687)		(351)		(402)		—		(1,567)

Balance as of December 31, 2018		1,709,508		999,798		202,959		158,112		61,730		67,731		5,409		3,205,247
Acquisitions		—		49,345		3,386		2,168		—		869		80,290		136,058
Disposals		—		—		—		(525)		—		—		—		(525)
Transfers		—		9,403		—		—		(34,283)		(430)		(55,656)		(80,966)
Other		—		—		—		(20)		(5,792)		(595)		(1,018)		(7,425)

Balance as of December 31, 2019		1,709,508		1,058,546		206,345		159,735		21,655		67,575		29,025		3,252,389
Acquisitions		—		—		8,380		440		—		3,973		134,821		147,614
Transfers		—		130,420		—		—		—		—		(130,420)		—
Other		—		—		—		(206)		—		(3,097)		(1,226)		(4,529)
Balance as of December 31, 2020	Ps.	1,709,508	Ps.	1,188,966	Ps.	214,725	Ps.	159,969	Ps.	21,655	Ps.	68,451	Ps.	32,200	Ps.	3,395,474

											Construction in
					Furniture and						progress of
Accumulated	Leasehold		Machinery and		office		Transportation		Computer		leasehold
depreciation	improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2018	Ps.	(164,892)	Ps.	(84,997)	Ps.	(106,242)	Ps.	(24,797)	Ps.	(58,214)	Ps.	—	Ps.	(439,142)
Depreciation		(51,685)		(18,902)		(9,883)		(11,630)		(5,655)		—		(97,755)
Disposals		—		134		—		—		666		—		800
Other		—		—		687		23		402		—		1,112

Balance as of December 31, 2018		(216,577)		(103,765)		(115,438)		(36,404)		(62,801)		—		(534,985)
Depreciation		(55,884)		(18,969)		(9,729)		(4,806)		(3,051)		—		(92,439)
Disposals		—		—		525		—		—		—		525
Other		—		—		12		21,110		489		—		21,611

Balance as of December 31, 2019		(272,461)		(122,734)		(124,630)		(20,100)		(65,363)		—		(605,288)
Depreciation		(61,676)		(19,124)		(7,720)		(1,268)		(2,532)		—		(92,320)
Disposals		—		—		—		—		—		—		—
Other		—		—		321		—		2,282		—		2,603

Balance as of December 31, 2020	Ps.	(334,137)	Ps.	(141,858)	Ps.	(132,029)	Ps.	(21,368)	Ps.	(65,613)	Ps.	—	Ps.	(695,005)